Product Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 179	$ 83	$ 36
Provision during the year	506	149	92
Reversal during the year	(478)	(55)	(45)
Exchange difference	(14)	2
Balance at end of the year	$ 193	$ 179	$ 83